Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Finished products	$ 35,422	$ 29,368
Purchased products	8,143	9,749
Work in progress	7,033	9,165
Raw materials	34,345	30,537
Total Inventories	$ 84,943	$ 78,819